Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Service Agreements
Related Party Transactions
Sales of goods and services	€ 8,684	€ 32,884
Purchases of goods and services	80,679	97,259
Balances
Accounts receivable	25,443		€ 121,701
Accounts payable	11,778		11,405
Accrued expenses	6,696		6,520
Products
Related Party Transactions
Sales of goods and services	53,689	48,817
Purchases of goods and services	369,149	364,185
Balances
Accounts receivable	26,155		16,078
Accounts payable	78,121		79,389
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	108	300
Purchases of goods and services	28,405	33,381
Balances
Accounts receivable	31		26
Accounts payable	3,994		2,820
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	2,882	3,378
Purchases of goods and services	52,224	63,878
Balances
Accounts receivable	839		1,168
Accounts payable	7,784		8,585
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	53,689	48,817
Purchases of goods and services	31,472	29,221
Balances
Accounts receivable	26,155		16,078
Accounts payable	6,124		5,826
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	5,694	29,206
Purchases of goods and services	50
Balances
Accounts receivable	24,573		120,507
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	337,677	€ 334,964
Balances
Accounts payable	€ 71,997		€ 73,563